Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Assumption Used

Stock options granted are valued at the fair value calculation based off the Black-Scholes valuation model. The weighted average assumptions used in the calculation are as follows:

	Nine Months Ended September 30,
	2018	2017
Share price	$0.60	N/A
Exercise price	$ 0.60-1.00	N/A
Time to maturity (years)	2-10	N/A
Risk-free interest rate	2.61%-3.11%	N/A
Expected volatility	50.48%-192.68%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

Stock options granted are valued at the fair value calculation based off the Black-Scholes valuation model. The weighted average assumptions used in the calculation are as follows:

	For the years ended December 31,
	2017	2016
Share price	$0.10	N/A
Exercise price	$0.10	N/A
Time to maturity (years)	10	N/A
Risk-free interest rate	2.28%-2.40%	N/A
Expected volatility	191.12%-191.75%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

Schedule of Stock Option Activity

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.3
Granted	500,000	0.55	0.64	8.8
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, September 30, 2018	3,400,000	0.17	0.18	9.0
Options exercisable, September 30, 2018	880,553	0.15	0.21	8.7

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2015	-	-	-	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2016	-	-	-	-
Granted	2,900,000	0.10	0.10	9.8
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.8
Options exercisable, December 31, 2017	733,331	0.10	0.10	9.8